Auditor's Remuneration - Summary of Auditor's Remuneration (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Remuneration [Line Items]
Aggregate audit fees	$ 48	$ 49	$ 51
United States [Member]
Auditors Remuneration [Line Items]
Aggregate audit fees	$ 52	$ 51	$ 53